Description of the Plan (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($) year
EBP, Description of Plan [Line Items]
Participant contribution, pretax, maximum, percentage	60.00%
Employer contribution, maximum catch-up contributions age | year	50
Automatic deferral rate	6.00%
Participant compensation matched, minimum service period	35 days
Participant compensation matched, percentage	6.00%
Note receivable from participant, minimum borrowing amount	$ 500
Note receivable from participant, maximum borrowing amount	$ 50,000
Note receivable from participant, maximum borrowing percentage	50.00%
General loan, borrowing term	5 years
Primary residence, borrowing term	15 years
Revenue credits	$ 75,305
Minimum
EBP, Description of Plan [Line Items]
Participant loan, interest rate	3.25%
Maximum
EBP, Description of Plan [Line Items]
Participant loan, interest rate	8.50%